Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	UBS CASHFUND INC
Central Index Key	dei_EntityCentralIndexKey	0000225732
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 29, 2011

UBS CASHFUND INC (Prospectus Summary) | UBS CASHFUND INC
UBS Cashfund
Investment objective
Current income, stability of principal and high liquidity.

Fees and expenses of the fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees	UBS CASHFUND INC
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	UBS CASHFUND INC
Management fees	0.46%
Distribution and/or service (12b-1) fees	none
Other expenses	0.14%
Total annual fund operating expenses	0.60%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
UBS CASHFUND INC	61	192	335	750

Principal strategies
Principal investments
The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process
UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Performance
Risk/return bar chart and table
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Total return

Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown--1st quarter, 2001: 1.34%
Worst quarters during years shown--3rd quarter, 2009 & 1st, 2nd and 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average annual total returns (for the periods ended December 31, 2010)
Average Annual Total Returns	UBS CASHFUND INC
Average Annual Returns, 1 Year	0.02%
Average Annual Returns, 5 Years	2.36%
Average Annual Returns, 10 Years	2.11%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Jul 29, 2011
UBS CASHFUND INC (Prospectus Summary) | UBS CASHFUND INC
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	UBS Cashfund
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
Current income, stability of principal and high liquidity.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest  $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Principal investments
The fund is a money market fund and seeks to maintain a stable price of  $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

Management process
UBS Global Asset Management (Americas) Inc. ("UBS Global AM") acts as the fund's investment advisor. As investment advisor, UBS Global AM makes the fund's investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
All investments carry a certain amount of risk, and the fund cannot guarantee that it will achieve its investment objective. While the fund seeks to maintain the value of your investment at  $1.00 per share, you may lose money by investing in the fund. An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

Credit risk: Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

Interest rate risk: The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

Foreign investing risk: The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in
US dollars, it generally is not subject to the risk of changes in currency valuations.

US Government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security.
For example, a US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are.

Liquidity risk: Although the fund invests in a diversified portfolio of high quality instruments, the fund's investments may become less liquid as a result of market developments or adverse investor perception.

Management risk: The risk that the investment strategies, techniques and risk analyses employed by the investment advisor may not produce the desired results.

Risk, Lose Money	rr_RiskLoseMoney	While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Bar Chart and Performance Table, Sub Heading	ck0000225732_BarChartAndPerformanceTableSubHeading	Risk/return bar chart and table
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The table that follows the bar chart shows the average annual returns over various time periods for the fund's shares.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-888-793 8637 (Option #1)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Total return
Bar Chart, Closing	rr_BarChartClosingTextBlock
Total return January 1 to June 30, 2011: 0.00% (Actual total return was 0.0049%)
Best quarter during years shown--1st quarter, 2001: 1.34%
Worst quarters during years shown--3rd quarter, 2009 & 1st, 2nd and 3rd quarters,
2010: 0.00%
(Actual total return was 0.0024%)

Updated performance information is available by contacting your Financial
Advisor or by calling 1-888-793 8637 (Option #1).

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns (for the periods ended December 31, 2010)
UBS CASHFUND INC (Prospectus Summary) | UBS CASHFUND INC | UBS CASHFUND INC
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	Total return January 1 to June 30, 2011:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarters
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
UBS CASHFUND INC | UBS CASHFUND INC
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lesser of the offering price or the redemption price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2001	rr_AnnualReturn2001	3.84%
Annual Return 2002	rr_AnnualReturn2002	1.35%
Annual Return 2003	rr_AnnualReturn2003	0.61%
Annual Return 2004	rr_AnnualReturn2004	0.82%
Annual Return 2005	rr_AnnualReturn2005	2.74%
Annual Return 2006	rr_AnnualReturn2006	4.60%
Annual Return 2007	rr_AnnualReturn2007	4.79%
Annual Return 2008	rr_AnnualReturn2008	2.30%
Annual Return 2009	rr_AnnualReturn2009	0.19%
Annual Return 2010	rr_AnnualReturn2010	0.02%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.36%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.11%